Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Disclosure of defined benefit plans [line items]
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 2,119	$ 1,950	$ 2,128
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	67		62
Net interest (income) expense on net defined benefit (asset) liability	2
Administrative expenses	1		1
Benefits expense	70		63
Canada and Quebec pension plan expense	23		24
Defined contribution expense	59		61
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	152		148
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	2		3
Net interest (income) expense on net defined benefit (asset) liability	8		8
Benefits expense	10		11
Total quarter pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 10		$ 11